Segments - Asset Reconciliation (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Assets	$ 152,186		$ 123,382	$ 125,356
Deferred tax assets	5,182		5,216
Plant, other property and equipment	10,010		10,792
Operating right-of-use assets	4,996	$ 4,800
Pension assets	6,865		4,666
Business Segments
Assets
Assets	125,087		100,047	100,868
Internal transactions
Assets
Assets	(4,317)		(7,143)	(6,272)
Other
Assets
Assets	1,894		2,575	2,285
Unallocated amounts
Assets
Cash and marketable securities	7,308		10,393	10,162
Notes and accounts receivable	3,298		1,597	2,554
Deferred tax assets	4,995		5,089	4,746
Plant, other property and equipment	2,334		2,463	2,659
Operating right-of-use assets	3,530
Pension assets	6,865		4,666	4,643
Other	$ 1,194		$ 3,695	$ 3,712